Fair Value Measurements (Narrative) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2010	Mar. 31, 2011 Auction Rate Securities, Sold [Member]	Mar. 31, 2011 Auction Rate Securities, Repurchased [Member]
Percent amount of par value at sale		90.00%
Auction rate securities par value	$ 50.1	$ 8.1	$ 42.0